Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 ARS ($)
Disclosure of information about evolution of the provsion for doubtful trade receivables abstract [Abstract]
Credits included in increases charged to expenses due to accumulated daily differences	$ 8,861